Foreign currency translation reserve	12 Months Ended
Mar. 31, 2020
Text block [abstract]
Foreign currency translation reserve
20. Foreign currency translation reserve
The movement in foreign currency translation reserve attributable to equity holders of the Company is summarized below:

	As at March 31,
	2019		2020
Balance at the beginning of the year	₹	16,618	₹	15,250
Translation difference related to foreign operations, net		3,129		8,289
Reclassification of foreign currency translation differences to profit and loss on sale of hosted Data center services business		(4,131)		—
Reclassification of foreign currency translation differences to profit and loss on sale of Workday business and Cornerstone OnDemand business		(79)		—
Change in effective portion of hedges of net investment in foreign operations		(287)		—

Total change during the year		(1,368)		8,289

Balance at the end of the year	₹	15,250	₹	23,539